Offerings - Offering: 1	Oct. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	44.00
Maximum Aggregate Offering Price	$ 79,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,937.52
Offering Note	(1) Represents 1,800,000 shares of Class A common stock, $0.01 par value per share (the "common stock"), of Solaris Energy Infrastructure, Inc. that will be offered for sale pursuant to the final prospectus to which this exhibit is attached. (2) The proposed maximum aggregate offering price has been calculated based on 1,800,000 shares multiplied by $44.00, the public offering price. (3) Calculated in accordance with Rule 457(r) and 456(b) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on October 6, 2025 (File No. 333-290735).